RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS
Substantially all of Medley’s revenue is earned through agreements with its non-consolidated funds for which it collects management and performance fees for providing investment and management services.
Expense Support and Reimbursement Agreement
From June 2012 through December 2016, Medley was party to an Expense Support and Reimbursement Agreement (“ESA”) with SIC. During the term of the ESA, which expired on December 31, 2016, Medley agreed to pay up to 100% of SIC's operating expenses in order for SIC to achieve a reasonable level of expenses relative to its investment income. Pursuant to the ESA, SIC had a conditional obligation to reimburse Medley for any amounts they funded under the ESA if, within three years of the date on which Medley funded such amounts, SIC met certain financial levels. ESA expenses are recorded within general, administrative, and other expense on the consolidated statements of operations. There was no outstanding balance due to SIC under the ESA agreement as of December 31, 2017. As of December 31, 2016 there was $7.9 million due to SIC under the ESA agreement. This amount was included in accounts payable, accrued expenses and other liabilities as due to affiliates on the consolidated balance sheets. During the years ended December 31, 2016 and 2015, Medley recorded $16.1 million and $6.4 million, respectively, of ESA expenses under this agreement.
Administration Agreement
In January 2011 and April 2012, Medley entered into administration agreements with MCC (the “MCC Admin Agreement”) and SIC (the “SIC Admin Agreement”), respectively, whereby Medley agreed to provide administrative services necessary for the operations of MCC and SIC. MCC and SIC agreed to pay Medley for the costs and expenses incurred in providing such administrative services, including an allocable portion of Medley’s overhead expenses and an allocable portion of the cost of MCC and SIC’s officers and their respective staffs.
Additionally, Medley has entered into administration agreements with other entities that it manages (the “Funds Admin Agreements”), whereby Medley agreed to provide administrative services necessary for the operations of these other vehicles. These other entities agreed to pay Medley for the costs and expenses incurred in providing such administrative services, including an allocable portion of Medley’s overhead expenses and an allocable portion of the cost of these other vehicles' officers and their respective staffs.
Medley records these administrative fees as revenue in the period when the services are provided and are included in other revenues and fees on the consolidated statements of operations. Amounts due from these agreements are included as a component of other assets on the Company's consolidated balance sheets.
Total revenues recorded under these agreements for the years ended December 31, 2017, 2016 and 2015 are reflected in the table below:

	For the Years Ended December 31,
	2017	2016	2015
	(Amounts in thousands)
MCC Admin Agreement	$3,799	$3,935	$3,973
SIC Admin Agreement	3,031	2,848	2,142
Funds Admin Agreements	1,264	893	218
Total administrative fees from related parties	$8,094	$7,676	$6,333

Amounts due from related parties under these agreements are reflected in the table below:

	As of December 31,
	2017	2016
	(Amounts in thousands)
Amounts due from MCC under the MCC Admin Agreement	$867	$916
Amounts due from SIC under the SIC Admin Agreement	696	851
Amounts due from entities under the Funds Admin Agreements	340	301
Total administrative fees receivable	$1,903	$2,068

Investments
Refer to Note 3 "Investments" for more information related to the Company's investments in related parties.
 Exchange Agreement
Prior to the completion of the Company's IPO, Medley LLC's limited liability agreement was restated among other things, to modify its capital structure by reclassifying the interests held by its existing owners (i.e. the members of Medley prior to the IPO) into the LLC Units. Medley’s existing owners also entered into an exchange agreement under which they (or certain permitted transferees thereof) have the right (subject to the terms of the exchange agreement as described therein), to exchange their LLC Units for shares of Medley Management Inc.’s Class A common stock on a one-for-one basis at fair value, subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications.
Tax Receivable Agreement
Medley Management Inc. entered into a tax receivable agreement with the holders of LLC Units that provides for the payment by Medley Management Inc. to exchanging holders of LLC Units of 85% of the benefits, if any, that Medley Management Inc. is deemed to realize as a result of increases in tax basis of tangible and intangible assets of Medley LLC from the future exchange of LLC Units for shares of Class A common stock, as well as certain other tax benefits related to entering into the tax receivable agreement, including tax benefits attributable to payments under the tax receivable agreement.
The term of the tax receivable agreement will continue until all such tax benefits under the agreement have been utilized or have expired, unless Medley Management Inc. exercises its right to terminate the tax receivable agreement for an amount based on an agreed value of payments remaining to be made under the agreement. There have been no transactions under this agreement through December 31, 2017.